Income tax benefit (expense) - Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	$ 206,055	$ (339,204)	$ 475,182
Tax at domestic rate	(51,514)	84,801	(118,796)
Tax exempt profit / loss	2,642	4,541	241
Tax adjustments for previous years	57	436	0
Loss for which no DTA has been recognized	4,481	27	(61)
Non-deductible expenses	(315)	(188)	(482)
Use of previously unrecognized tax losses and tax credits	4,431	4,101	267
Effect of Tonnage Tax regime	40,670	(84,881)	115,174
Effect of share of profit of equity-accounted investees	4,389	5,649	2,613
Effects of tax regimes in foreign jurisdictions	(7,645)	(14,059)	(900)
Total tax benefit/(expense)	$ (2,804)	$ 427	$ (1,944)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax at domestic rate (as a percent)	(25.00%)	(25.00%)	(25.00%)
Total taxes (as a percent)	(1.36%)	(0.13%)	(0.41%)